SUBSEQUENT EVENT (Details Narrative) - USD ($)		3 Months Ended
	Jul. 08, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Number of shares issued, value		$ 763,035	$ 30,000
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	5,290,010
Legal fees	$ 66,983
Clearing fees	1,191
Number of shares issued, value	$ 65,792